Stockholders' Deficit and Redeemable Convertible Series B and Convertible Series C, D and F Preferred Stock	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Stockholders' Deficit and Redeemable Convertible Series B and Convertible Series C, D and F Preferred Stock

4. Stockholders’ Deficit and Redeemable Convertible Series B and Convertible Series C, D and F Preferred Stock

Common Stock

In March 2016, a Series B Preferred stockholder converted 8 shares of its preferred stock to common stock, resulting in the issuance of 10,000 shares of common stock at an effective price of $0.80 per share. In October 2016, as a result of the Series C Preferred Stock Agreement (discussed below), the conversion price of the Series B Preferred Stock was reset to $0.40. From October 2016 to December 31, 2016, Series B Stockholders converted 461 shares of its preferred stock to common stock, resulting in the issuance of 1,152,500 shares of common stock.

In October 2016, the Company entered into a technology license agreement with a third-party manufacturing company in order to biosynthetically manufacture cannabinoids. The terms of the agreement called for the issuance of 100,000 shares of common stock. The Company recorded $50,000 as research and development expense for the fourth quarter of 2016 to reflect the fair market value of the common stock issued. The fair market value was determined utilizing the Company’s closing stock price as of the approval date of the license agreement by the Company’s Board of Directors.

In December 2016, a Series C Preferred stockholder converted 39 shares of its preferred stock to common stock as allowed under the Series C Preferred Stock Agreement, resulting in the issuance of 97,500 shares of common stock at an effective price of $0.40 per share. On December 29, 2016, as a result of the signing of the Series D Preferred Stock Agreement (discussed below), the conversion price of the Series B and Series C Preferred Stock was reset to $0.25. From the date of this reset to December 31, 2016, a Series C Stockholder converted 75 shares of its preferred stock to common stock, resulting in the issuance of 300,000 shares of common stock.

In March 2017, the Company issued 605,000 shares of common stock with par value of $0.001 to a third party in exchange for advisory services performed related to raising additional capital. The Company recorded $187,550 as general and administrative expense for the first quarter of 2017 to reflect the fair market value of the common stock issued. The fair market value was determined utilizing the Company’s closing stock price as of the approval date of the advisory fee by the Company’s Board of Directors.

For the year ended December 31, 2017, a Series C Preferred stockholder converted 386 shares of its preferred stock to common stock as allowed under the Series C Preferred Stock Agreement, resulting in the issuance of 1,544,000 shares of common stock at an effective price of $0.25 per share. This represented the completion of converting all of the original Series C Preferred shares to common stock.

For the year ended December 31, 2017, the Series B Preferred stockholders converted 1,197.45 shares of their preferred stock to common stock as allowed under the Series B Preferred Stock Agreement. This resulted in the issuance of 5,910,666 shares of common stock at an effective price of $0.25 per share prior to November 1, 2017 and $0.15 per share from November 1, 2017 to December 27, 2017 after issuance of the Series F Preferred Stock.  On December 28, 2017, the conversion rate was reset to $0.10 per share as a result of the convertible bridge loan but no conversions occured from this date through-year end.

For the year ended December 31, 2017, the Series D Preferred stockholders converted 1,000 shares of their preferred stock as allowed under the Series D Preferred Stock Agreement, resulting in the issuance of 4,000,000 shares of common stock at an effective price of $0.25 per share.

Preferred Stock

The Company has authorized 20,000,000 shares of preferred stock with a par value of $0.001 per share.

Redeemable Convertible Series B Preferred Stock: In August 2015, the Company sold 5,000 shares of Series B Convertible Preferred Stock and warrants to purchase 6,250,000 shares of the Company’s common stock for an aggregate purchase price of $1,000 per share resulting in gross proceeds of $5.0 million. Each share of preferred stock is convertible into 1,250 shares of common stock which results in an effective conversion price of $0.80 per common share and can be converted by the holder at any time. The Series B Preferred Stock also has a “down-round” protection feature provided to the investors if the Company subsequently issues or sell any shares of common stock, stock options, or convertible securities at a price less than the conversion price of $0.80 per common share. The conversion price is automatically adjusted down to the price of the instrument being issued. In October 2016, as a result of the Series C Preferred Stock Agreement (as discussed below), the conversion price of the Series B Preferred Stock was reset to $0.40. On December 29, 2016, as a result of the Series D Preferred Stock Agreement, the conversion price of the Series B Preferred Stock was reset to $0.25. On November 1, 2017, as a result of the Series F Preferred Stock Agreement, the conversion price of the Series B Preferred Stock was reset to $0.15 per share. On December 28, 2017 as a result of entering into a Secured Promissory Note for a convertible loan, the Series B Preferred Stock conversion price was reset to $0.10 per share. The Series B Preferred Stock has liquidation preference over other preferred shares and common stock and have voting rights equal to the number of common shares into which each holder’s preferred stock is convertible as of the record date. If dividends are declared on the common stock, the holders of the preferred stock shall be entitled to participate in such dividends on an as-if converted basis. The warrants are exercisable at a price of $1.15 per share, subject to reset, and expire five years from the issuance date.

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, Series B Preferred stockholders receive an amount per share equal to the conversion price of $0.15, subject to down-round adjustment, multiplied by the as-if converted share amount of 18,890,333 common shares, totaling $2,833,550. If upon the liquidation, the assets are insufficient to permit payments to the Series B holders, all assets legally available will be distributed in a pro rata basis among the Series B holders in proportion to the full amounts they would otherwise be entitled to receive. Any remaining assets are distributed pro rata among the common stockholders.

Subject to certain trigger events occurring, the Series B Preferred stockholders have the right to force the Company to redeem the shares of preferred stock at a price per preferred share equal to the greater of (A) 115% of the conversion amount and (B) the product of (1) the conversion rate in effect at such time and (2) the greatest closing sale price of the Common Stock during the period beginning on the date immediately preceding such triggering event and ending on the date such holder delivers the notice of redemption. Such triggering events include:

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Failure of the Series B Registration Statement to be declared effective by the Securities and Exchange Commission, or the SEC, on or prior to the date that is ninety days after the Effectiveness Deadline;

•	Suspension of the Company’s common stock from trading for a period of (2) consecutive trading days;

•	Failure of the Company to deliver all the shares of the common stock or make the appropriate cash payments in a timely manner upon conversion of the Series B Preferred;

•	Any default of indebtedness;

•	Any filing of voluntary or involuntary bankruptcy by the Company;

•	A final judgment in excess of $100,000 rendered against the Company;

•	Breach of representations and warranties in the Stock Purchase Agreement; and

•	Failure to comply with the Series B Certificate of Designation or Rule 144 requirements.

As certain of these triggering events are considered to be outside the control of the Company, the Series B Preferred Stock is considered to be contingently redeemable convertible and as a result, has been classified as mezzanine equity in the Company’s balance sheet.

In December 2015, a Series B Preferred stockholder converted 500 shares of its preferred stock to common stock at the conversion rate of 1,250:1 resulting in the issuance of 625,000 shares of common stock. In March 2016, another Series B Preferred stockholder converted 8 shares of its preferred stock to common stock at the same ratio resulting in the issuance of 10,000 shares of common stock. In October 2016, as a result of the Series C Preferred Stock Agreement (discussed below), the conversion price of the Series B Preferred Stock was reset to $0.40. From October 2016 to December 31, 2016, Series B Stockholders converted 461 shares of its preferred stock to common stock, at the conversion rate of 2,500:1 resulting in the issuance of 1,152,500 shares of common stock. On December 29, 2016, as a result of the Series D Preferred Stock Agreement (as discussed below), the conversion price of the Series B Preferred Stock was reset to $0.25. In 2017, through October 31st, Series B stockholders converted 777.125 shares at a conversion rate of 4000:1 resulting in the issuance of 3,108,500 shares of common stock. Effective with the Series F Preferred Stock Agreement signed on November 1, 2017, the conversion price for the Series B Preferred Stock was reset to $0.15. From November 1st to December 31, 2017, Series B stockholders converted 420.325 shares at a conversion rate of 6666.67:1 resulting in the issuance of 2,802,167 shares of common stock. As a result of these conversions, the liquidation preference for the Series B Preferred Stock has been reduced to $2,833,550 as of December 31, 2017.

Convertible Series C Preferred Stock: In October 2016, the Company sold 500 shares of Series C convertible preferred stock with a purchase price of $1,000 per share for gross proceeds of $500,000 to a healthcare investment fund under the Series C Preferred Stock Agreement. Each share of Series C Preferred Stock is convertible into 2,500 shares of common stock which results in an effective conversion price of $0.40 per common share. This resulted in the reduction of the conversion price of the Series B Preferred Stock to $0.40 and a reduction in the exercise price of the Series B warrants to $0.40. On December 29, 2016, as a result of the Series D Preferred Stock Agreement (as discussed below), the conversion price of the Series C Preferred Stock was reset to $0.25. As part of the terms of the Series C Preferred Stock Agreement, the Company entered into a Registration Rights Agreement with the purchaser to file a registration statement to register for resale the shares of common stock underlying the preferred shares within 30 days following the closing of the agreement. Each Preferred Stock is convertible into common stock at any time at the election of the investor. The terms of the Series C Convertible Preferred Stock are as follows:

•

Dividends: Except for stock dividends or other distributions payable in shares of common stock, for which adjustments are to be made to the conversion price, as described below, the stockholder shall be entitled to receive dividends on preferred stock equal to (on an as-if-converted-to-common-stock basis) and in the same form as dividends actually paid on shares of the common stock. No other dividends shall be paid on the preferred stock.

•

Conversion: The preferred stock may be converted at any time, at the option of the holder, into shares of common stock at a conversion price of $0.25 per share (“Series C Conversion Price”). The Series C Conversion Price will be adjusted for customary structural changes such as stock splits or stock dividends. In the event that the Company enters into a merger, consolidation or transaction of a similar effect, the Series C stockholder shall be entitled to receive, upon conversion of the preferred stock, the number of shares of common stock of the successor or acquiring corporation of the Company, if it is the surviving corporation, and any additional consideration that would have been received by a holder of the number of shares of common stock into which the preferred stock is convertible immediately prior to such event.

•

Down-Round Protection: The Series C Conversion Price is also subject to “down-round” anti-dilution adjustment which means that if the Company sells common stock or common stock equivalents at a price below the Series C Conversion Price, the Series C Conversion Price will be reduced to an amount equal to the issuance price of such additional shares of common stock or common stock equivalents.

•	Voting Rights: Except as required by law, the Series C Preferred Stock does not have voting rights.

•	Most Favored Nation Provision: If there is a subsequent financing, the Series C stockholder may elect to exchange its Series C Preferred Stock for the security issued on a dollar for dollar basis.

•

Participation Rights: For a twelve month period from the date of the financing, the Series C investors will have the right to participate in subsequent financings up to fifty percent of such financing.

•

Liquidation Provision: In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the Series C Preferred stockholder receives an amount per share equal to the conversion price of $0.40, subject to down-round adjustment, multiplied by the as-if converted share amount of 1,250,000 common shares. If upon the liquidation, the assets are insufficient to permit payments to the Series C and Series D holders, all assets legally available will be distributed to the Series B Preferred stockholders and then any remaining amount is distributed on a pro rata basis among the Series C and Series D holders in proportion to the full amounts they would otherwise be entitled to receive. Any remaining assets are distributed pro rata among the common stockholders.

The Company also considered the classification of the Series C Preferred Stock Agreement. Because the Most Favored Nation provision is a redemption feature that is outside the control of the Company, the Series C Preferred Stock is considered to be contingently redeemable convertible and as a result, has been classified as mezzanine equity in the Company’s balance sheet.

At the date of the financing, because the effective conversion rate of the preferred stock was less than the market value of the Company’s common stock, a beneficial conversion feature of $325,000 has been recorded as a discount to the preferred stock and an increase to additional paid in capital. Because the preferred stock is perpetual, in October 2016, the Company fully amortized the discount related to the beneficial conversion feature on the deemed dividend in the consolidated statement of operations.

In December 2016, the Series C Preferred stockholder converted 39 shares of its preferred stock to common stock as allowed under the Series C Preferred Stock Agreement, resulting in the issuance of 97,500 shares of common stock at an effective price of $0.40 per share. On December 29, 2016, as a result of the signing of the Series D Preferred Stock Agreement (as discussed below), the conversion price of the Series B and Series C Preferred Stock was reset to $0.25. From the date of this reset to December 31, 2016, a Series C Stockholder converted 75 shares of their preferred stock to common stock, resulting in the issuance of 300,000 shares of common stock. During 2017, all remaining Series C Preferred Stock totaling 386 shares has been converted at a conversion rate of 4000:1 resulting in the issuance of 1,544,000 shares of common stock. As a result, there is no liquidation preference outstanding as of December 31, 2017.

In addition, as a result of the Series D financing and the adjustment in the conversion price, a beneficial conversion feature of $175,000 has been recorded as a discount to the preferred stock and an increase to additional paid in capital. Because the preferred stock is perpetual, in January 2017, the Company fully amortized the discount related to the beneficial conversion feature on the deemed dividend in the consolidated statement of operations.

Convertible Series D Preferred Stock: In January 2017, the Company sold 1,200 shares of Series D convertible preferred stock with a purchase price of $1,000 per share for gross proceeds of $1,200,000 to a healthcare investment fund and other private investors under the Series D Preferred Stock Agreement. Each share of Series D Preferred Stock is convertible into 4,000 shares of common stock which results in an effective conversion price of $0.25 per common share. This resulted in the reduction of the conversion price of the Series B and Series C Preferred Stock to $0.25 and a reduction in the exercise price of the Series B warrants to $0.25. As part of the terms of the Series D Preferred Stock Agreement, the Company entered into a Registration Rights Agreement with the purchasers to file a registration statement to register for resale the shares of common stock underlying the preferred shares within 30 days following the closing of the agreement. Each Preferred Stock is convertible into common stock at any time at the election of the investor. The terms of the Series D Convertible Preferred Stock are identical to those of the Series C Convertible Preferred Stock agreement discussed above with the exception of the conversion price which is $0.25 per common share.

The Series D stock has liquidation preference over common stock. In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, Series D Preferred stockholders receive an amount per share equal to the conversion price of $0.25, subject to down-round adjustment, multiplied by the as-if converted share amount of 800,000 common shares, totaling $200,000 as of December 31, 2017.

The Company also considered the classification of the Series D Preferred Stock Agreement, the Series D Preferred Stock is considered to be contingently redeemable convertible and as a result, has been classified as mezzanine equity in the Company’s balance sheet because the Most Favored Nation provision is a redemption feature that is outside the control of the Company.

At the date of the financing, because the effective conversion rate of the preferred stock was less than the market value of the Company’s common stock, a beneficial conversion feature of $536,000 has been recorded as a discount to the preferred stock and an increase to additional paid in capital. Because the preferred stock is perpetual, in January 2017, the Company fully amortized the discount related to the beneficial conversion feature on the deemed dividend in the consolidated statement of operations.

For the year ended December 31, 2017, the Series D stockholders converted 1,000 shares at a conversion rate of 4000:1 and a conversion price of $0.25 per share resulting in the issuance of 4,000,000 shares of common stock. Effective with the Series F Preferred Stock Agreement signed on November 1, 2017, the conversion price for the Series D Preferred Stock was reset to $0.15. On December 28, 2017 as a result of entering into a Secured Promissory Note for a convertible loan, the Series D Preferred Stock conversion price was reset to $0.10 per share.

Convertible Series F Preferred Stock: In November 2017, the Company sold 2,000 shares of Series F convertible preferred stock with a purchase price of $1,000 per share for gross proceeds of $2,000,000 to a healthcare investment fund under the Series F Preferred Stock Agreement. Each share of Series F Preferred Stock is convertible into 6,666.67 shares of common stock which results in an effective conversion price of $0.15 per common share. This resulted in the reduction of the conversion price of the Series B and D Preferred Stock to $0.15 and a reduction in the exercise price of the Series B warrants to $0.15. On December 28, 2017, as a result of entering into a Secured Promissory Note for a convertible bridge loan, the conversion price of the Series F Preferred Stock was reset to $0.10. As part of the terms of the Series F Preferred Stock Agreement, the Company entered into a Registration Rights Agreement with the purchaser to file a registration statement to register for resale the shares of common stock underlying the preferred shares within 30 days following the closing of the agreement. Each Preferred Stock is convertible into common stock at any time at the election of the investor. The terms of the Series F Convertible Preferred Stock are as follows:

•

Dividends: Except for stock dividends or other distributions payable in shares of common stock, for which adjustments are to be made to the conversion price, as described below, the stockholder shall be entitled to receive dividends on preferred stock equal to (on an as-if-converted-to-common-stock basis) and in the same form as dividends actually paid on shares of the common stock. No other dividends shall be paid on the preferred stock.

•

Conversion: The preferred stock may be converted at any time, at the option of the holder, into shares of common stock at a conversion price of $0.10 per share (“Series F Conversion Price”). The Series F Conversion Price will be adjusted for customary structural changes such as stock splits or stock dividends. In the event that the Company enters into a merger, consolidation or transaction of a similar effect, the Series F stockholder shall be entitled to receive, upon conversion of the preferred stock, the number of shares of common stock of the successor or acquiring corporation of the Company, if it is the surviving corporation, and any additional consideration that would have been received by a holder of the number of shares of common stock into which the preferred stock is convertible immediately prior to such event.

•

Down-Round Protection: The Series F Conversion Price is also subject to “down-round” anti-dilution adjustment which means that if the Company sells common stock or common stock equivalents at a price below the Series F Conversion Price, the Series F Conversion Price will be reduced to an amount equal to the issuance price of such additional shares of common stock or common stock equivalents.

•	Voting Rights: Except as required by law, the Series F Preferred Stock does not have voting rights.

•

Discretionary Redemption Provision: If there is a subsequent transaction that results in a change in control, the Series F stockholder may require the Company to redeem the shares for the sum of 150% of the aggregate stated valued of the Series F Shares and all liquidated damages. However, if net proceeds from the triggering transaction are less than $6 million then the redemption amount shall equal 50% of the total proceeds of such transaction.

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Participation Rights: For an eighteen month period from the date of the financing, the Series F investors will have the right to participate in subsequent financings up to fifty percent of such financing.

•	Liquidation Provision: In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the Series F stockholder has no liquidation preference.

Subject to certain trigger events occurring, the Series F Preferred stockholders have the right to force the Company to redeem the shares of preferred stock at a price per preferred share equal to the greater of (A) 130% of the conversion amount and (B) the product of (1) the conversion rate in effect at such time and (2) the greatest closing sale price of the Common Stock during the period beginning on the date immediately preceding such triggering event and ending on the date such holder delivers the notice of redemption. Such triggering events include:

•

Failure of the Series F Registration Statement to be declared effective by the Securities and Exchange Commission, or the SEC, on or prior to the date that is one hundred and eighty (180) days after the Effectiveness Deadline;

•	Suspension of the Company’s common stock from trading for a period of five (5) consecutive trading days;

•	Failure of the Company to deliver all the shares of the common stock or make the appropriate cash payments in a timely manner upon conversion of the Series F Preferred;

•	Any default of indebtedness;

•	Any filing of voluntary or involuntary bankruptcy by the Company;

•	A final judgment in excess of $100,000 rendered against the Company;

•	Breach of representations and warranties in the Stock Purchase Agreement;

•	Failure to comply with the Series F Certificate of Designation or Rule 144 requirements; and

•	A change in control that would result in the holder exercising its put option (discussed in Note 5 below).

As certain of these triggering events are considered to be outside the control of the Company, the Series F Preferred Stock is considered to be contingently redeemable convertible and as a result, has been classified as mezzanine equity in the Company’s balance sheet.

At the date of the financing, because the conversion of the preferred stock was contingent upon certain events, the conversion feature was determined to not be beneficial.

In addition, on December 28, 2017, as a result of entering into a Secured Promissory Note for a convertible loan which resulted in the adjustment of the conversion price to $0.10, a beneficial conversion feature of $333,333 has been recorded as a discount to the preferred stock and an increase to additional paid in capital. Because the preferred stock is perpetual, in December 2017, the Company fully amortized the discount related to the beneficial conversion feature on the deemed dividend in the consolidated statement of operations.

Warrants

Warrants vested and outstanding as of December 31, 2017 are summarized as follows:

			Amount
	Exercise	Term	Issued and
Source	Price	(Years)	Outstanding

Pre 2015 Common Stock Warrants	$1.00	6-10	4,000,000
2015 Common Stock Warrants	$1.15-$5.00	5-10	442,000
2015 Series B Financing (see Note 6)
Common Stock Warrants to Series B Stockholders	$0.25	5	6,250,000
Placement Agent Warrants	$0.25	5	187,500
2016 Common Stock Warrants to Service Providers	$1.15	10	40,000
2016 Series C Placement Agent Warrants	$0.40	5	125,000
2017 Series D Placement Agent Warrants	$0.25	5	480,000
2017 Common Stock Warrants to Service Provider	$0.41	5	125,000

Total warrants vested and outstanding as of December 31, 2017			11,649,500

2016 Warrants

In November 2016, the Company entered into an agreement with one of its investors to provide advisory services on all matters including financing. In conjunction with this agreement, the Company issued warrants that vest immediately to purchase 40,000 shares of common stock with an exercise price of $1.15 per share with a term of ten years. The Company estimated the warrant value to be $18,400 utilizing the Black-Scholes option pricing model and recorded this amount to general and administrative expense for the fourth quarter due to the immediate vesting.

In November 2016, the Company issued 125,000 warrants to purchase common stock to its investment banker in exchange for services rendered in conjunction with the Series C Preferred Stock financing. The warrants vest immediately and have an exercise price of $0.40 per share with a term of five years. The Company estimated the value of the warrants to be $37,500 utilizing the Black-Scholes option pricing model and recorded this amount to issuance costs.

2017 Warrants

In January 2017, the Company issued 480,000 warrants to purchase common stock to its investment banker in exchange for services rendered in conjunction with the Series D Preferred Stock financing. The warrants vest immediately and have an exercise price of $0.25 per share with a term of five years. The Company estimated the value of the warrants to be $115,200 utilizing the Black-Scholes option pricing model and recorded this amount to issuance costs.

In February 2017, the Company entered into an agreement with one of its investors to provide advisory services on all matters including financing. In conjunction with this agreement, the Company issued warrants that vest immediately to purchase 125,000 shares of common stock with an exercise price of $0.41 per share with a term of five years. The Company estimated the warrant value to be $30,000 utilizing the Black-Scholes option pricing model and recorded this amount to general and administrative expense for the year due to the immediate vesting.

There are significant judgments and estimates inherent in the determination of the fair value of the Company’s warrants. These judgments and estimates included the assumptions regarding its future operating performance, the time to completing a liquidity event and the determination of the appropriate valuation methods. If the Company had made different assumptions, its warrant valuation could have been significantly different.

Stock Option Plans: 2014 Omnibus Incentive Plan

The 2014 Omnibus Incentive Plan (the “2014 Plan”) was adopted to provide a means by which officers, non-employee directors, and employees of and consultants to the Company and its affiliates could be given an opportunity to acquire an equity interest in the Company. All officers, non-employee directors, and employees of and consultants to the Company are eligible to participate in the 2014 Plan.

On October 31, 2014, after the closing of the Merger, our Board of Directors approved the 2014 Plan. The 2014 Plan reserved 3,200,000 shares for future grants. As of December 31, 2017, options (net of canceled or expired options) covering an aggregate of 1,130,000 shares of the Company’s common stock had been granted under the 2014 Plan, and the Company had 1,130,000 options outstanding and 870,000 shares available for future grants under the 2014 Plan.

Options granted under the 2014 Plan expire no later than 10 years from the date of grant. Options granted under the 2014 Plan may be either incentive or non-qualified stock options. For incentive and non-qualified stock option grants, the option price shall be at least 100% of the fair value on the date of grants, as determined by the Company’s Board of Directors. If at any time the Company grants an option, and the optionee directly or by attribution owns stock possessing more than 10% of the total combined voting power of all classes of stock of the Company, the option price shall be at least 110% of the fair value and shall not be exercisable more than five years after the date of grant.

Options granted under the 2014 Plan may be immediately exercisable if permitted in the specific grant approved by the Board of Directors and, if exercised early may be subject to repurchase provisions. The shares acquired generally vest over a period of five years from the date of grant. The Company granted options to purchase 1,130,000 shares net of cancellations and expirations through December 31, 2017 under the 2014 Plan.

The following is a summary of activity under the 2014 Plan as of December 31, 2017:

	Shares	Options Outstanding
	Available			Weighted
	for Grant of			Average
	Options &	Number of	Price per	Exercise
	Shares	Shares	Share	Price
Balance at December 31, 2016	857,500	1,142,500	$0.42-3.00	$0.61
Options granted	-	-	$-	$-
Options exercised	-	-	$-	$-
Options cancelled	12,500	(12,500)	$1.15	$1.15
Balance at December 31, 2017	870,000	1,130,000	$0.42-3.00	$0.60
Vested and Exercisable at December 31, 2017		662,000	$0.42-3.00	$0.54

The weighted-average remaining contractual term of options vested and exercisable at December 31, 2017 was approximately 6.89 years.

The aggregate intrinsic value is the sum of the amounts by which the quoted market price of the Company’s stock exceeded the exercise price of the stock options at December 31, 2017 for those stock options for which the quoted market price was in excess of the exercise price (“in-the-money options”). As of December 31, 2017, the aggregate intrinsic value of options outstanding was $0. As of December 31, 2017, 662,000 options to purchase shares of common stock were exercisable.

Restricted Stock Awards

Restricted stock awards (“RSAs”) are granted to our Board of Directors and members of senior management and are issued pursuant to the Company’s 2014 Omnibus Incentive Plan. On October 20, 2015, a total of 1,200,000 RSAs were granted to members of the Company’s senior management and Board of Directors with a fair market value of approximately $900,000. These RSAs vest from one to three years from the grant date as services are rendered to the Company. For the years ended December 31, 2017 and 2016, the Company recorded $262,500 and $356,250 during each period, in stock-based compensation expense related to these awards, as discussed below. The total amount of unrecognized compensation cost related to non-vested RSAs was $218,750 as of December 31, 2017.

Stock-Based Compensation Expense

The Company recognizes stock-based compensation expense based on the fair value of that portion of stock options that are ultimately expected to vest during the period. Stock-based compensation expense recognized in the consolidated statements of operations includes compensation expense for stock-based awards based on the estimated grant date fair value over the requisite service period. For the years ended December 31, 2017 and 2016, the Company recognized stock-based compensation expense of $608,680 and $706,368 (including compensation expense for RSAs discussed above) which was recorded as a general and administrative expense in the consolidated statements of operations.

The total amount of unrecognized compensation cost related to non-vested stock options was $677,238 as of December 31, 2017. This amount will be recognized over a weighted average period of 1.9 years.